Derivative Instruments - Schedule of Derivative-Related Credit Risk (Detail) - CAD ($) $ in Millions		Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost	[1]	$ 18,699	$ 18,087
Derivative credit risk equivalents	[1]	55,575	54,826
Derivative credit risk weighted assets		10,066	11,941
Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative credit risk equivalents before master netting agreements			13,749
Interest rate contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		3,414	6,521
Derivative credit risk equivalents before master netting agreements		9,807	14,459
Derivative credit risk weighted assets before master netting agreements		2,402	5,024
Interest rate contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		3,339	6,451
Derivative credit risk equivalents before master netting agreements		9,658	14,306
Derivative credit risk weighted assets before master netting agreements		2,399	5,021
Interest rate contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		75	70
Derivative credit risk equivalents before master netting agreements		149	153
Derivative credit risk weighted assets before master netting agreements		3	3
Interest rate contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		20	68
Derivative credit risk equivalents before master netting agreements		105	206
Derivative credit risk weighted assets before master netting agreements		70	150
Interest rate contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		2	3
Derivative credit risk equivalents before master netting agreements		4	4
Interest rate contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		71	22
Derivative credit risk equivalents before master netting agreements		141	83
Derivative credit risk weighted assets before master netting agreements		3	2
Interest rate contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		2,636	5,228
Derivative credit risk equivalents before master netting agreements		6,936	10,713
Derivative credit risk weighted assets before master netting agreements		1,422	3,380
Interest rate contract [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		667	1,153
Derivative credit risk equivalents before master netting agreements		2,545	3,332
Derivative credit risk weighted assets before master netting agreements		826	1,479
Interest rate contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		16	2
Derivative credit risk equivalents before master netting agreements		72	55
Derivative credit risk weighted assets before master netting agreements		81	12
Interest rate contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		2	45
Derivative credit risk equivalents before master netting agreements		4	66
Derivative credit risk weighted assets before master netting agreements			1
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		2,002	2,002
Derivative credit risk equivalents before master netting agreements		11,704
Derivative credit risk weighted assets before master netting agreements		2,013	1,739
Foreign exchange contracts [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		1,960	1,977
Derivative credit risk equivalents before master netting agreements		11,643	13,712
Derivative credit risk weighted assets before master netting agreements		2,012	1,739
Foreign exchange contracts [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		42	25
Derivative credit risk equivalents before master netting agreements		61	37
Derivative credit risk weighted assets before master netting agreements		1
Foreign exchange contracts [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		11	5
Derivative credit risk equivalents before master netting agreements		115	76
Derivative credit risk weighted assets before master netting agreements		38	27
Foreign exchange contracts [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		26	12
Derivative credit risk equivalents before master netting agreements		37	18
Derivative credit risk weighted assets before master netting agreements		1
Foreign exchange contracts [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		1	1
Derivative credit risk equivalents before master netting agreements		2	2
Foreign exchange contracts [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		1,087	872
Derivative credit risk equivalents before master netting agreements		4,609	5,581
Derivative credit risk weighted assets before master netting agreements		987	794
Foreign exchange contracts [member] | Forward rate agreements [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		769	1,032
Derivative credit risk equivalents before master netting agreements		6,649	7,859
Derivative credit risk weighted assets before master netting agreements		883	823
Foreign exchange contracts [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		93	68
Derivative credit risk equivalents before master netting agreements		270	196
Derivative credit risk weighted assets before master netting agreements		104	95
Foreign exchange contracts [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		15	12
Derivative credit risk equivalents before master netting agreements		22	17
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		8,666	2,771
Derivative credit risk equivalents before master netting agreements		15,651	7,732
Derivative credit risk weighted assets before master netting agreements		2,750	2,501
Commodity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		5,900	1,542
Derivative credit risk equivalents before master netting agreements		10,959	5,195
Derivative credit risk weighted assets before master netting agreements		2,656	2,450
Commodity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		2,766	1,229
Derivative credit risk equivalents before master netting agreements		4,692	2,537
Derivative credit risk weighted assets before master netting agreements		94	51
Commodity contract [member] | Written put options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		6	1
Derivative credit risk equivalents before master netting agreements		175	234
Derivative credit risk weighted assets before master netting agreements		51	74
Commodity contract [member] | Written put options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		463	221
Derivative credit risk equivalents before master netting agreements		727	363
Derivative credit risk weighted assets before master netting agreements		15	7
Commodity contract [member] | Futures contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		1,829	635
Derivative credit risk equivalents before master netting agreements		3,244	1,612
Derivative credit risk weighted assets before master netting agreements		65	33
Commodity contract [member] | Swap contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		4,357	1,424
Derivative credit risk equivalents before master netting agreements		8,183	4,215
Derivative credit risk weighted assets before master netting agreements		2,148	2,119
Commodity contract [member] | Purchased options [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		1,537	117
Derivative credit risk equivalents before master netting agreements		2,601	746
Derivative credit risk weighted assets before master netting agreements		457	257
Commodity contract [member] | Purchased options [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		474	373
Derivative credit risk equivalents before master netting agreements		721	562
Derivative credit risk weighted assets before master netting agreements		14	11
Equity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		4,340	6,521
Derivative credit risk equivalents before master netting agreements		17,692	18,145
Derivative credit risk weighted assets before master netting agreements		2,822	2,602
Equity contract [member] | Over the Counter1 [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		467	563
Derivative credit risk equivalents before master netting agreements		9,754	8,010
Derivative credit risk weighted assets before master netting agreements		2,663	2,399
Equity contract [member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		3,873	5,958
Derivative credit risk equivalents before master netting agreements		7,938	10,135
Derivative credit risk weighted assets before master netting agreements		159	203
Credit Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative replacement cost before master netting agreements		277	272
Derivative credit risk equivalents before master netting agreements		721	741
Derivative credit risk weighted assets before master netting agreements		$ 79	$ 75

[1]	Replacement cost and credit risk equivalent are presented after the impact of master netting agreements and calculated using the Standardized Approach for Counterparty Credit Risk (SA-CCR) in accordance with the Capital Adequacy Requirements (CAR) Guideline issued by OSFI. Table therefore excludes loan commitment derivatives.